UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 588-5380

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/08
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 3/31/08 (Unaudited)

                                                                                          % OF        SHARES OR
SECURITY DESCRIPTION                                                               INVESTMENTS        PAR VALUE            VALUE
--------------------                                                               -----------        ---------            -----
MONEY MARKET FUNDS - TAXABLE                                                              1.5%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                                   997,066          $997,066
                                                                                                                    --------------

US TREASURY BONDS                                                                         8.0%
      U.S. TREASURY BONDS, 6.25%, 8/15/23                                                             1,040,000         1,280,417
      U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                                         306,000           534,862
      U.S. TREASURY INFLATION INDEX BOND (TIP), 2.00%, 1/15/14                                          550,000           685,359
      U.S. TREASURY BOND, 4.25%, 8/15/14                                                              1,200,000         1,311,938
      U.S. TREASURY N/B, 4.625%, 2/15/17                                                              1,360,000         1,494,194
                                                                                                                    --------------
                                                                                                                        5,306,770
                                                                                                                    --------------

US TREASURY STRIPS - PRINCIPAL ONLY                                                       1.5%
      STRIP PRINC., 11/15/13                                                                            135,000           116,362
      STRIP PRINC., 8/15/25                                                                           1,900,000           857,869
                                                                                                                    --------------
                                                                                                                          974,231
                                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE                                                               15.9%
      FREDDIE MAC. GOLD, 5.50%, 12/1/32                                                                 245,470           248,840
      FREDDIE MAC., 5.00%, 12/01/35                                                                     635,251           630,101
      FREDDIE MAC. GOLD, 5.50%, 8/1/37                                                                  948,499           958,847
      FEDERAL GOVT. LOAN MANAGEMENT CORP., 5.50%, 2/01/36                                               467,782           473,327
      FEDERAL HOME LOAN MORTGAGE CORP., 4.50%, 12/01/35                                                 432,933           417,658
      FEDERAL GOVT. LOAN MORTG. CORP. PL G18010, 5.50%, 9/01/19                                         352,967           361,404
      FEDERAL HOME LOAN MORTGAGE CORP., 5.375%, 1/09/14                                                 720,000           732,556
      FREDDIE MAC., 8.00%, 3/1/30                                                                        94,644           102,790
      FEDERAL GOVT. LOAN MORTG. CORP. PL B19064, 4.50%, 4/01/20                                         837,025           833,903
      FREDDIE MAC., 5.00%, 7/01/34                                                                      761,431           755,744
      FREDDIE MAC., 5.50%, 5/01/35                                                                    1,235,262         1,249,905
      FEDERAL GOVT. LOAN MORTGAGE CORP., 5.00%, 9/01/35                                               1,011,765         1,003,562
      FREDDIE MAC., 5.50%, 5/15/28                                                                    1,021,000         1,044,107
      FREDDIE MAC., 5.00%, 4/15/18                                                                      767,000           793,541
      FREDDIE MAC., 4.50%, 4/15/26                                                                      852,000           861,948
                                                                                                                    --------------
                                                                                                                       10,468,233
                                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                    20.2%
      FANNIE MAE, 6.50%, 9/1/29                                                                          45,480            47,553
      FANNIE MAE, 4.50%, 9/1/18                                                                         697,423           697,270
      FANNIE MAE, 5.00%, 12/1/33                                                                        555,150           551,087
      FANNIE MAE, 5.00%, 7/1/37                                                                       1,225,796         1,214,390
      FANNIE MAE, 6.00%, 1/1/29                                                                          74,897            77,408
      FANNIE MAE, 6.50%, 3/1/29                                                                          46,657            48,801
      FANNIE MAE, 6.50%, 3/1/29                                                                          51,634            54,007
      FANNIE MAE, 6.50%, 7/1/32                                                                         484,354           504,997
      FANNIE MAE, 6.50%, 4/1/18                                                                         294,170           308,811
      FANNIE MAE, 6.50%, 5/1/32                                                                         223,990           233,537
      FANNIE MAE, 5.50%, 2/1/33                                                                         221,699           224,561
      FANNIE MAE, 5.50%, 4/1/33                                                                         178,919           181,229
      FANNIE MAE, 4.50%, 8/1/19                                                                         692,992           692,031
      FANNIE MAE, 5.00%, 8/1/33                                                                         184,509           183,159
      FANNIE MAE, 7.00%, 3/1/35                                                                         126,498           134,016
      FANNIE MAE, 5.00%, 6/01/34                                                                        200,114           198,532
      FANNIE MAE, 5.00%, 8/01/19                                                                        396,916           402,125
      FANNIE MAE, 6.00%, 10/1/34                                                                        969,959           997,213
      FANNIE MAE, 4.50%, 9/01/35                                                                      1,143,126         1,103,553
      FANNIE MAE, 6.00%, 1/01/36                                                                      1,491,202         1,530,519

                                  Page 1 of 4


                                                                                          % OF        SHARES OR
SECURITY DESCRIPTION                                                               INVESTMENTS        PAR VALUE            VALUE
--------------------                                                               -----------        ---------            -----
      FANNIE MAE, 5.00%, 11/01/35                                                                       528,748           524,183
      FANNIE MAE, 5.50%, 1/01/36                                                                        906,075           916,638
      FANNIE MAE, 5.50%, 2/01/36                                                                        759,369           768,222
      FANNIE MAE, 5.286%, 4/01/37                                                                     1,185,159         1,191,831
      FANNIE MAE, 5.50%, 11/01/36                                                                       524,057           529,608
                                                                                                                    --------------
                                                                                                                       13,315,281
                                                                                                                    --------------

FEDERAL FARM CREDIT BANK                                                                  0.8%
      FEDERAL FARM CREDIT BANK, 4.875%, 1/17/17                                                         500,000           532,408
                                                                                                                    --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                  2.0%
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 11/15/31                                                  67,402            72,014
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.00%, 12/15/28                                               29,275            31,328
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 7%, 9/15/29                                                    7,107             7,603
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 12/15/29                                                 108,072           115,624
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.50%, 4/15/18                                               405,725           407,505
      GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 9/15/34                                                   75,173            80,131
      GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                                              590,776           589,084
                                                                                                                    --------------
                                                                                                                        1,303,289
                                                                                                                    --------------

FOREIGN BOND                                                                              8.6%
      GOVERNMENT OF CANADA, 4.00%, 6/1/16                                                               100,000           102,309
      CANADA GOV'T., 4.25%, 12/01/08                                                                    350,000           344,911
      PROVINCE OF ONTARIO, 4.30%, 3/08/17                                                               400,000           398,223
      TELEFONICA EMISIONES SAU, 5.855%, 2/04/13                                                         280,000           283,046
      JAPAN-37(10 YEAR ISSUE) GOVT., 0.80%, 6/20/09                                                  53,950,000           542,767
      GOVERNMENT OF AUSTRALIA, 5.25%, 8/15/10                                                         1,000,000           894,821
      BUNDESREPUB. DEUTSCHLAND, 4.0%, 1/04/37                                                           200,000           288,536
      UK TREASURY, 4.25%, 3/07/11                                                                       100,000           200,466
      UK TREASURY NOTE, 4.00%, 9/07/16                                                                  200,000           391,558
      BUONI POLIENNALI DEL TES, 3.75%, 8/01/16                                                          370,000           566,049
      FRENCH TREASURY NOTE (BTAN- 5 YEAR), 3.50%, 7/12/11                                               205,000           321,508
      JAPAN-281(10 YEAR ISSUE), 2.00%, 6/20/16                                                      127,450,000         1,378,187
                                                                                                                    --------------
                                                                                                                        5,712,381
                                                                                                                    --------------

MUNICIPAL BONDS                                                                           0.9%
NEW YORK
      PORT AUTHORITY NY AND NJ MUNICIPAL BOND, 5.75%, 11/01/32                                          600,000           587,400
                                                                                                                    --------------

CORPORATE BONDS - 24.7%
AUTOMOTIVE                                                                                1.3%
      CREDIT SUISSE NEW YORK, 5.75%, 2/15/18                                                            290,000           289,841
      DAIMLERCHRYSLER, 5.75%, 9/08/11                                                                   295,000           301,434
      DELHAIZE AMERICA,  INC., 6.50%, 6/15/17                                                           250,000           258,622
                                                                                                                    --------------
                                                                                                                          849,897
                                                                                                                    --------------

BANKING                                                                                   2.9%
      BB&T CAPITAL TRUST, 6.75%, 6/07/36                                                                285,000           247,916
      CITIGROUP,  INC., 5.625%, 8/27/12                                                                 280,000           277,494
      FIFTH THIRD BANCORP, 5.45%, 1/15/17                                                               295,000           270,998
      JP MORGAN CHASE, 5.375%, 10/01/12                                                                 280,000           291,022
      JP MORGAN CHASE, 5.247%, 1/12/43                                                                  500,000           497,973
      WELLS FARGO COMPANY, 5.25%, 10/23/12                                                              280,000           290,674
                                                                                                                    --------------
                                                                                                                        1,876,077
                                                                                                                    --------------

BROADCASTING                                                                              0.8%
      ROGERS CABLE, INC., 5.50%, 3/15/14                                                                270,000           255,124
      TIME WARNER,  INC., 5.50%, 11/15/11                                                               295,000           293,142
                                                                                                                    --------------
                                                                                                                          548,266
                                                                                                                    --------------

                                  Page 2 of 4


                                                                                          % OF        SHARES OR
SECURITY DESCRIPTION                                                               INVESTMENTS        PAR VALUE            VALUE
--------------------                                                               -----------        ---------            -----
DRUGS                                                                                     1.4%
      ABBOTT LABS, 5.60%, 11/30/17                                                                      280,000           293,483
      DOVER CORP., 5.45%, 3/15/18                                                                       300,000           303,550
      HOSPIRA, INC., 6.05%, 3/30/17                                                                     300,000           297,848
                                                                                                                    --------------
                                                                                                                          894,881
                                                                                                                    --------------

ELECTRIC UTILITY                                                                          4.1%
      DPL,  INC., 6.875%, 9/01/11                                                                       270,000           288,356
      MIDAMERICA ENERGY HLDGS., 6.125%, 4/01/36                                                         295,000           286,062
      NEVADA POWER CO., 5.875%, 1/15/15                                                                 306,000           301,560
      NUCOR CORP., 5.75%   12/01/17                                                                     285,000           295,559
      PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                                   1,152,000         1,231,414
      TEXTRON,  INC., 4.50%, 8/01/10                                                                    285,000           293,999
                                                                                                                    --------------
                                                                                                                        2,696,950
                                                                                                                    --------------

ENERGY                                                                                    1.7%
      FLORIDA POWER CORP., 6.35%, 9/15/37                                                               170,000           177,254
      NORTHERN STATES PWR., 8.00%, 8/28/12                                                              250,000           289,019
      SOUTHERN POWER CO., 6.25%, 7/15/12                                                                280,000           301,210
      XTO ENERGY, INC., 6.25%, 4/15/13                                                                  335,000           364,463
                                                                                                                    --------------
                                                                                                                        1,131,946
                                                                                                                    --------------

FINANCIAL SERVICES                                                                        4.7%
      AMERICA MOVIL SA, 5.625%, 11/15/17                                                                320,000           317,957
      AMERICAN EXPRESS, 6.80%, 9/01/66                                                                  270,000           254,258
      CITIGROUP/DEUTSCHE BANK COMM. MORTAGE, VRN, 7/15/44                                               605,000           603,277
      GENERAL ELECTRIC CAPITAL CORP., 5.0875%, 1/14/38                                                  300,000           290,151
      GOLDMAN SACHS GROUP, INC., 5.625%, 1/15/17                                                        360,000           345,945
      INTERNATIONAL LEASE FIN., 5.625%, 9/20/13                                                         305,000           298,991
      KFW, 4.375%, 3/15/18                                                                              300,000           307,543
      LEHMAN BROTHERS HOLDINGS, 6.625%, 1/18/12                                                         133,000           134,381
      MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                                             1,403             1,395
      PNC FUNDING CORP., 5.125%, 12/14/10                                                               295,000           297,895
      RESONA PFD GLOBAL SECS., 7.191%, 12/29/49                                                         290,000           253,603
                                                                                                                    --------------
                                                                                                                        3,105,396
                                                                                                                    --------------

HEALTH CARE                                                                               0.9%
      AETNA, INC., 5.75%, 6/15/11                                                                       290,000           304,102
      UNUMPROVIDENT CORP., 7.625%, 3/01/11                                                              270,000           287,512
                                                                                                                    --------------
                                                                                                                          591,614
                                                                                                                    --------------

INSURANCE                                                                                 0.8%
      ACE INA HOLDINGS, 5.70%, 2/15/17                                                                  290,000           289,225
      METLIFE,  INC., 6.40%, 12/15/36                                                                   285,000           227,119
                                                                                                                    --------------
                                                                                                                          516,344
                                                                                                                    --------------

OIL & EXPLOR PROD & SER                                                                   1.1%
      APACHE CORPORATION, 5.625%, 1/15/17                                                               285,000           297,822
      MARATHON OIL CORP., 6.6%, 10/01/37                                                                168,000           167,458
      PETROBAS INTERNATIONAL, 6.125%, 10/06/16                                                          280,000           280,616
                                                                                                                    --------------
                                                                                                                          745,896
                                                                                                                    --------------

OIL & GAS EQUIPMENT/SERVICES                                                              1.8%
      HESS CORP., 6.65%, 8/15/11                                                                        270,000           290,911
      CONOCOPHILLIPS, 5.50%, 4/15/13                                                                    290,000           311,314
      FPL GROUP CAPITAL, INC., 7.375%, 6/01/09                                                          275,000           287,256
      WESTERN OIL AND SANDS, INC., 8.375%, 5/01/12                                                      285,000           320,461
                                                                                                                    --------------
                                                                                                                        1,209,942
                                                                                                                    --------------

                                  Page 3 of 4


                                                                                          % OF        SHARES OR
SECURITY DESCRIPTION                                                               INVESTMENTS        PAR VALUE            VALUE
--------------------                                                               -----------        ---------            -----
PIPELINES                                                                                 0.4%
      KINDER MORGAN ENERGY PARTNERS, 5.85%, 9/15/12                                                     280,000           287,418
                                                                                                                    --------------

PRINTING & PUBLISHING                                                                     0.8%
      NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                                            152,000           172,941
      XEROX CORP., 5.50%, 5/15/12                                                                       320,000           322,989
                                                                                                                    --------------
                                                                                                                          495,930
                                                                                                                    --------------

REAL ESTATE                                                                               0.2%
      ISTAR FINANCIAL SFI, 5.15%, 3/01/12                                                               150,000           111,092
                                                                                                                    --------------

TECHNOLOGY                                                                                0.4%
      SEAGATE TECHNOLOGY HDD, 6.80%, 10/01/16                                                           305,000           292,038
                                                                                                                    --------------

TRANSPORTATION & SHIPPING                                                                 0.5%
      UNITED PARCEL SERVICES, 5.50%, 1/15/18                                                            285,000           301,663
                                                                                                                    --------------

TELECOMMUNICATIONS                                                                        0.9%
      CISCO SYSTEMS, INC., 5.50%, 2/22/16                                                               275,000           284,971
      VERIZON NEW YORK, INC., 6.875%, 4/01/12                                                           315,000           331,575
                                                                                                                    --------------
                                                                                                                          616,546
                                                                                                                    --------------

TOTAL CORPORATE BONDS                                                                                                  16,271,896
                                                                                                                    --------------

ASSET BACKED SECURITIES - 3.8%
ELECTRIC UTILITY                                                                          1.1%
      DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                          169,000           177,147
      PSE&G TRANSITION FUNDING LLC., 6.45%, 3/15/13                                                     494,000           525,270
                                                                                                                    --------------
                                                                                                                          702,417
                                                                                                                    --------------

FINANCIAL SERVICES                                                                        2.7%
      CARMAX AUTO OWNER TRUST, 4.79%, 2/15/13                                                           550,000           551,553
      CITIBANK CREDIT CARD INSURANCE TRUST, 5.30%, 3/15/18                                              625,000           628,686
      HONDA AUTO RECEIVABLES OWNER TRUST, 5.11%, 4/15/12                                                595,000           609,553
                                                                                                                    --------------
                                                                                                                        1,789,792
                                                                                                                    --------------

TOTAL ASSET BACKED SECURITIES                                                                                           2,492,209
                                                                                                                    --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 12.1%
FINANCIAL SERVICES                                                                       12.1%
      BEAR STEARNS COMMERCIAL MORTG. SEC., 4.735%, 9/11/42                                              500,000           493,277
      BEAR STEARNS COMMERCIAL MORTG. SEC., 5.426%, 9/11/41                                              605,000           597,878
      BEAR STEARNS COMMERCIAL MORTG. SEC., 5.201% 12/11/38                                              945,000           913,560
      BEAR STEARNS COMMERCIAL MORTG. SEC., 5.588%, 9/11/42                                              650,000           637,049
      CATERPILLAR FIN SERV., 5.45%, 4/15/18                                                             335,000           341,454
      CITIGROUP/DEUTSCHE BANK COMM. MTG. TR., 5.56%, 10/15/48                                           740,000           732,954
      GREENWICH CAPITAL COMM. FUNDING CORP., 5.381%, 3/10/39                                            605,000           593,300
      FREDDIE MAC., 5.00%, 10/15/31                                                                   1,500,000         1,504,371
      FREDDIE MAC., 5.50%, 1/15/31                                                                    1,128,000         1,160,023
      MERRILL LYNCH MORTGAGE TRUST, VRN, 11/12/37                                                       500,000           500,507
      SMALL BUSINESS ADMIN. PARTICIPATION, 6.07%, 7/01/26                                               460,552           486,148
                                                                                                                    --------------
                                                                                                                        7,960,521
                                                                                                                    --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                               7,960,521
                                                                                                                    --------------

TOTAL FIXED INCOME - 100% (Cost $64,382,101)                                                                          $65,921,685
                                                                                                                    ==============


                                  Page 4 of 4

ACTIVA Schedule of Investments
VALUE FUND - 3/31/08 (Unaudited)

                                                                          % OF     SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS     PAR VALUE         VALUE
---------------------                                              -----------     ---------         -----
MONEY MARKET FUNDS - TAXABLE - 1.5%                                       1.5%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                              1,276,902      $1,276,902
                                                                                                 ------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $1,276,902)                                               1,276,902
                                                                                                 ------------

COMMON STOCKS - 98.5%
AEROSPACE                                                                 1.9%
      HONEYWELL INTERNATIONAL, INC.                                                    6,500         366,730
      INGRAM MICRO, INC. CL A                                                        *13,900         220,037
      LOCKHEED MARTIN CORP.                                                            7,100         705,030
      RAYTHEON CO.                                                                     4,400         284,284
                                                                                                 ------------
                                                                                                   1,576,081
                                                                                                 ------------

AGRICULTURE                                                               0.8%
      BUNGE LIMITED                                                                    7,900         686,352
                                                                                                 ------------

AUTOMOTIVE PARTS & EQUIPMENT                                              0.6%
      TRW AUTOMOTIVE HOLDINGS CORP.                                                  *21,900         511,803
                                                                                                 ------------

BANKING                                                                   4.4%
      CITIGROUP, INC.                                                                 29,472         631,290
      COMERICA, INC.                                                                  11,960         419,557
      HUNTINGTON BANCSHARES, INC.                                                     24,100         259,075
      TORONTO DOMINION BANK - ADR                                                      1,947         119,433
      U.S. BANCORP                                                                    37,300       1,207,028
      WACHOVIA CORP.                                                                  27,800         750,600
      WEBSTER FINANCIAL CORP.                                                         12,400         345,588
                                                                                                 ------------
                                                                                                   3,732,571
                                                                                                 ------------

BIOTECHNOLOGY                                                             1.6%
      BIO-RAD LABORATORIES CL A                                                       *2,000         177,900
      MILLENNIUM PHARMACEUTICALS                                                     *77,800       1,202,788
                                                                                                 ------------
                                                                                                   1,380,688
                                                                                                 ------------

BUSINESS SERVICES                                                         1.5%
      LEXMARK INTERNATIONAL, INC.                                                     *6,500         199,680
      MANPOWER, INC.                                                                  19,400       1,091,444
                                                                                                 ------------
                                                                                                   1,291,124
                                                                                                 ------------

CHEMICALS                                                                 1.2%
      EASTMAN CHEMICAL COMPANY                                                         2,900         181,105
      MOSAIC CO/THE                                                                   *7,700         790,020
                                                                                                 ------------
                                                                                                     971,125
                                                                                                 ------------

COMPUTER SOFTWARE                                                         0.3%
      SYMANTEC CORP.                                                                 *14,800         245,976
                                                                                                 ------------

CONSTRUCTION - FOREIGN                                                    2.1%
      ACCENTURE LTD.                                                                  50,500       1,776,085
                                                                                                 ------------

CONSUMER GOODS & SERVICES                                                 0.3%
      HASBRO, INC.                                                                     8,600         239,940
                                                                                                 ------------

CONTAINERS & PACKAGING                                                    1.1%
      GREIF, INC.                                                                      3,700         251,341
      OWENS-ILLINOIS, INC.                                                           *11,800         665,874
                                                                                                 ------------
                                                                                                     917,215
                                                                                                 ------------

DIVERSIFIED                                                               4.2%
      GENERAL ELECTRIC & CO.                                                          95,800       3,545,558
                                                                                                 ------------

ENERGY                                                                    5.8%
      AMERICAN ELECTRIC POWER                                                         10,600         441,278

                                  Page 1 of 3

                                                                          % OF     SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS     PAR VALUE         VALUE
---------------------                                              -----------     ---------         -----
      DEVON ENERGY CORP.                                                               7,100         740,743
      DOMINION RESOURCES, INC./VA                                                     12,900         526,836
      DUKE ENERGY CORP.                                                               56,100       1,001,385
      PUBLIC SERVICE ENTERPRISE GROUP, INC.                                           17,200         691,268
      SIERRA PACIFIC RESOURCES                                                        22,100         279,123
      UGI CORPORATION                                                                 47,800       1,191,176
                                                                                                 ------------
                                                                                                   4,871,809
                                                                                                 ------------

ENTERTAINMENT                                                             1.7%
      WALT DISNEY COMPANY                                                             39,000       1,223,820
      REGAL ENTERTAINMENT GROUP-A                                                     13,100         252,699
                                                                                                 ------------
                                                                                                   1,476,519
                                                                                                 ------------

FINANCIAL SERVICES                                                       12.0%
      AETNA, INC.                                                                      4,200         176,778
      ANNALY CAPITAL MANAGEMENT, INC.                                                 30,900         473,388
      BANK OF AMERICA CORP.                                                           95,512       3,620,860
      BANK OF NEW YORK MELLON CORP.                                                  *11,400         475,722
      BLACKROCK, INC.                                                                  1,300         265,434
      CIT GROUP, INC.                                                                  5,900          69,915
      CME GROUP, INC.                                                                    800         375,280
      CAPITAL ONE FINANCIAL                                                            6,800         334,696
      GOLDMAN SACH GROUP, INC.                                                        13,800       2,282,382
      STATE STREET CORP.                                                              19,800       1,564,200
      UNUM GROUP                                                                       9,200         202,492
      WADDELL & REED FINANCIAL -A                                                     10,000         321,300
                                                                                                 ------------
                                                                                                  10,162,447
                                                                                                 ------------

FOOD PRODUCTS                                                             2.2%
      KROGER CO.                                                                      35,600         904,240
      UNILEVER N V -NY SHARES                                                         30,000       1,011,900
                                                                                                 ------------
                                                                                                   1,916,140
                                                                                                 ------------

HEALTH CARE                                                               2.1%
      MCKESSON HBOC, INC.                                                             33,500       1,754,395
                                                                                                 ------------

HOTELS & LODGING                                                          1.3%
      DARDEN RESTAURANT, INC.                                                         17,600         572,880
      HOST MARRIOTT                                                                   36,500         581,080
                                                                                                 ------------
                                                                                                   1,153,960
                                                                                                 ------------

INSURANCE                                                                 7.8%
      ASSURANT, INC.                                                                  35,900       2,184,874
      HARTFORD FINANCIAL SERVICES GROUP                                                7,000         530,390
      REINSURANCE GROUP OF AMERICA, INC.                                               7,400         402,856
      ACE LIMITED                                                                     35,600       1,960,136
      ARCH CAPITAL GROUP LTD.                                                         *7,400         508,158
      EVEREST RE GROUP LTD.                                                           11,400       1,020,642
                                                                                                 ------------
                                                                                                   6,607,056
                                                                                                 ------------

MACHINERY & EQUIPMENT                                                     1.3%
      AGCO CORPORATION                                                               *18,500       1,107,780
                                                                                                 ------------

MANUFACTURING - MISCELLANEOUS                                             1.1%
      PARKER HANNIFIN CORP.                                                           13,900         962,853
                                                                                                 ------------

MEDICAL EQUIPMENT & SUPPLIES                                              0.7%
      WELLPOINT, INC.                                                                *13,100         578,103
                                                                                                 ------------

MEDICAL SERVICES                                                          0.5%
      AMGEN, INC.                                                                     *9,500         396,910
                                                                                                 ------------

METALS & MINING                                                           1.9%
      FREEPORT-MCMORAN COPPER                                                         11,200       1,077,664
      SOUTHERN COPPER CORP.                                                            5,100         529,533
                                                                                                 ------------
                                                                                                   1,607,197
                                                                                                 ------------

OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                      2.1%

                                  Page 2 of 3

                                                                          % OF     SHARES OR
SECURITY DESCRIPTION                                               INVESTMENTS     PAR VALUE         VALUE
---------------------                                              -----------     ---------         -----
      HEWLETT-PACKARD                                                                 23,500       1,073,010
      INTERNATIONAL BUSINESS MACHINES CORP.                                            5,900         679,326
                                                                                                 ------------
                                                                                                   1,752,336
                                                                                                 ------------

OIL & GAS EXPLOR PROD & SER                                              15.0%
      CHEVRON CORPORATION                                                              7,419         633,286
      CONOCOPHILLIPS                                                                  46,600       3,551,386
      EXXON MOBIL CORP.                                                               56,164       4,750,351
      HESS CORP.                                                                       9,900         872,982
      MARATHON OIL CORP.                                                              16,400         747,840
      OCCIDENTAL PETROLEUM CORP.                                                      29,700       2,173,149
                                                                                                 ------------
                                                                                                  12,728,994
                                                                                                 ------------

PHARMACEUTICALS                                                           3.1%
      BRISTOL-MYERS SQUIBB COMPANY                                                    29,300         624,090
      ELI LILLY & CO.                                                                 29,700       1,532,223
      MERCK & COMPANY, INC.                                                            4,300         163,185
      WATSON PHARMACEUTICALS, INC.                                                   *10,900         319,588
                                                                                                 ------------
                                                                                                   2,639,086
                                                                                                 ------------

RETAIL STORES                                                             5.3%
      BJ'S WHOLESALE CLUB, INC.                                                      *14,000         499,660
      DOLLAR TREE, INC.                                                               *7,900         217,961
      GAP, INC.                                                                       86,800       1,708,224
      GENERAL GROWTH PROPERTIES                                                       11,200         427,504
      SUPERVALU, INC.                                                                 33,200         995,336
      WAL-MART STORES, INC.                                                           12,400         653,232
                                                                                                 ------------
                                                                                                   4,501,917
                                                                                                 ------------

REAL ESTATE INVESTMENT TRUST                                              0.5%
      DOVER CORPORATION                                                                9,500         396,910
                                                                                                 ------------

STEEL                                                                     0.8%
      UNITED STATES STEEL CORP.                                                        5,600         710,472
                                                                                                 ------------

TECHNOLOGY                                                                0.7%
      AVNET, INC.                                                                     *7,200         235,656
      BELDEN CDT, INC.                                                                 5,700         201,324
      AXIS CAPITAL HOLDINGS LTD.                                                       4,500         152,910
                                                                                                 ------------
                                                                                                     589,890
                                                                                                 ------------

TOBACCO                                                                   3.2%
      ALTRIA GROUP, INC.                                                              17,125         380,175
      PHILIP MORRIS INTERNATIONAL                                                    *17,125         866,183
      REYNOLDS AMERICAN, INC.                                                         24,900       1,469,847
                                                                                                 ------------
                                                                                                   2,716,205
                                                                                                 ------------

TELECOMMUNICATIONS                                                        8.9%
      AT&T, INC.                                                                     139,045       5,325,423
      CENTURYTEL, INC.                                                                17,400         578,376
      CLEAR CHANNEL COMMUNICATIONS, INC.                                              10,200         298,044
      ENTERGY CORP.                                                                    3,100         338,148
      FPL GROUP, INC.                                                                  8,300         520,742
      TIME WARNER                                                                     36,900         517,338
                                                                                                 ------------
                                                                                                   7,578,071
                                                                                                 ------------

TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                 0.5%
      COMMSCOPE, INC.                                                                *12,300         428,409
                                                                                                 ------------

TOTAL COMMON STOCKS - (Cost $80,094,618)                                                          83,511,977
                                                                                                 ------------

TOTAL INVESTMENTS - 100% (Cost $81,371,520)                                                      $84,788,879
                                                                                                 ============

*Non-dividend producing as of March 31, 2008

ACTIVA Schedule of Investments
GROWTH FUND - 3/31/08 (Unaudited)

                                                                              % OF       SHARES OR
SECURITY DESCRIPTION                                                   INVESTMENTS       PAR VALUE           VALUE
--------------------                                                   -----------       ---------           -----
MONEY MARKET FUNDS - TAXABLE - 0.0%                                           0.0%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIVERSIFIED ASSETS PORT.                                        5,457           $5,457
                                                                                                      --------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $5,457)                                                              5,457
                                                                                                      --------------

FEDERAL HOME LOAN BANK - 0.7%                                                 0.7%
      FEDERAL HOME LOAN BANK, DN, 4/01/08                                                  200,000          200,000
                                                                                                      --------------

TOTAL FEDERAL HOME LOAN BANK (Cost $200,000)                                                                200,000
                                                                                                      --------------

COMMON STOCKS - 97.2%
AEROSPACE                                                                     4.0%
      HONEYWELL INTERNATIONAL, INC.                                                         12,388          698,931
      NORTHROP GRUMMAN CORP.                                                                 4,500          350,145
                                                                                                      --------------
                                                                                                          1,049,076
                                                                                                      --------------

AGRICULTURE                                                                   2.5%
      MONSANTO COMPANY                                                                       5,884          656,066
                                                                                                      --------------

AIRLINES                                                                      1.2%
      EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                                           6,976          315,176
                                                                                                      --------------

APPAREL                                                                       0.5%
      CROCS, INC.                                                                           *7,600          132,772
                                                                                                      --------------

BEVERAGES - DOMESTIC                                                          1.0%
      PEPSICO, INC.                                                                          3,700          267,140
                                                                                                      --------------

BIOTECHNOLOGY                                                                 4.5%
      CELGENE CORP.                                                                         *5,700          349,353
      GENENTECH, INC.                                                                       *3,700          300,366
      GILAD SCIENCES, INC.                                                                 *10,400          535,912
                                                                                                      --------------
                                                                                                          1,185,631
                                                                                                      --------------

BUSINESS SERVICES                                                             2.3%
      JANUS CAPITAL GROUP, INC.                                                             19,404          451,531
      RESEARCH IN MOTION                                                                    *1,310          147,021
                                                                                                      --------------
                                                                                                            598,552
                                                                                                      --------------

COAL & CONSUMABLE FUELS                                                       2.4%
      CONSOL ENERGY, INC.                                                                    9,186          635,579
                                                                                                      --------------

COMMUNICATIONS EQUIPMENT                                                      7.0%
      AMERICAN TOWER CORPORATION                                                           *10,238          401,432
      CISCO SYSTEMS, INC.                                                                  *24,230          583,701
      QUALCOMM, INC.                                                                        20,628          845,748
                                                                                                      --------------
                                                                                                          1,830,881
                                                                                                      --------------

COMPUTER SOFTWARE                                                             6.1%
      ADOBE SYSTEMS, INC.                                                                  *23,754          845,405
      MICROSOFT CORP.                                                                       26,414          749,629
                                                                                                      --------------
                                                                                                          1,595,034
                                                                                                      --------------

COMPUTER HARDWARE                                                             5.1%
      APPLE COMPUTER                                                                        *7,252        1,040,662
      INT'L. GAME TECHNOLGY                                                                  2,900          116,609

                                  Page 1 of 3



                                                                              % OF       SHARES OR
SECURITY DESCRIPTION                                                   INVESTMENTS       PAR VALUE           VALUE
--------------------                                                   -----------       ---------           -----
      SUN MICROSYSTEMS, INC.                                                                12,225          189,854
                                                                                                      --------------
                                                                                                          1,347,125
                                                                                                      --------------

CONSUMER GOODS & SERVICES                                                     4.7%
      COCA-COLA CO.                                                                         16,200          986,094
      MCDONALD'S CORP.                                                                       4,700          262,119
                                                                                                      --------------
                                                                                                          1,248,213
                                                                                                      --------------

COSMETICS                                                                     2.4%
      ACTIVISION, INC.                                                                      *9,900          270,369
      AVON PRODUCTS, INC.                                                                    9,300          367,722
                                                                                                      --------------
                                                                                                            638,091
                                                                                                      --------------

DIVERSIFIED                                                                   1.6%
      GENERAL ELECTRIC & CO.                                                                11,101          410,848
                                                                                                      --------------

ELECTRIC UTILITY                                                              1.3%
      EXELON CORP.                                                                           4,300          349,461
                                                                                                      --------------

ELECTRONICS                                                                   2.1%
      PMC - SIERRA, INC.                                                                   *48,700          277,590
      POTASH CORPORATION OF SASKATCHEWAN                                                     1,800          279,378
                                                                                                      --------------
                                                                                                            556,968
                                                                                                      --------------

ENGINEERING                                                                   0.4%
      FOSTER WHEELER LTD.                                                                   *1,802          102,029
                                                                                                      --------------

FINANCIAL SERVICES                                                            2.0%
      GOLDMAN SACH GROUP, INC.                                                               1,000          165,390
      JP MORGAN CHASE & CO.                                                                  4,900          210,455
      NYSE EURONEXT                                                                          2,600          160,446
                                                                                                      --------------
                                                                                                            536,291
                                                                                                      --------------

HEALTH CARE                                                                   1.6%
      MEDCO HEALTH SOLUTIONS                                                                *9,916          434,222
                                                                                                      --------------

HOTELS & LODGING                                                              0.9%
      LAS VEGAS SANDS CORP.                                                                 *3,174          233,733
                                                                                                      --------------

INDUSTRIAL GOODS & SERVICES                                                   2.0%
      CORNING, INC.                                                                         16,073          386,395
      FLUOR CORP.                                                                            1,000          141,160
                                                                                                      --------------
                                                                                                            527,555
                                                                                                      --------------

INSTRUMENTATION                                                               2.3%
      THERMO ELECTRON CORP.                                                                *10,500          596,820
                                                                                                      --------------

INTERNET CONTENT                                                              2.6%
      GOOGLE, INC. CL A                                                                     *1,579          695,502
                                                                                                      --------------

INVESTMENT COMPANY                                                            1.8%
      JOY GLOBAL, INC.                                                                       7,400          482,184
                                                                                                      --------------

MANUFACTURING-CAPITAL GOODS                                                   2.5%
      DANAHER CORP.                                                                          7,300          555,019
      DEERE & COMPANY                                                                        1,200           96,528
                                                                                                      --------------
                                                                                                            651,547
                                                                                                      --------------

MEDICAL EQUIPMENT & SUPPLIES                                                  6.1%
      C.R. BARD, INC.                                                                        1,900          183,160
      HOLOGIC, INC.                                                                        *10,800          600,480

                                  Page 2 of 3


                                                                              % OF       SHARES OR
SECURITY DESCRIPTION                                                   INVESTMENTS       PAR VALUE           VALUE
--------------------                                                   -----------       ---------           -----
      JOHNSON & JOHNSON                                                                      8,300          538,421
      HENRY SCHEIN, INC.                                                                    *5,000          287,000
                                                                                                      --------------
                                                                                                          1,609,061
                                                                                                      --------------

METALS & MINING                                                               1.0%
      FREEPORT-MCMORAN COPPER                                                                2,659          255,849
                                                                                                      --------------

OIL & GAS EXPLOR PROD & SER                                                   6.4%
      EOG RESOURCES, INC.                                                                    4,630          555,600
      PETROLEO BRASILEIRO S.A                                                                3,000          306,330
      SCHLUMBERGER LTD.                                                                      5,970          519,390
      TRANSOCEAN, INC.                                                                      *2,297          310,555
                                                                                                      --------------
                                                                                                          1,691,875
                                                                                                      --------------

PHARMACEUTICALS                                                               5.1%
      ABBOTT LABORATORIES                                                                   10,100          557,015
      ELAN CORP. PLC -SPONS ADR                                                            *22,400          467,264
      MERCK & COMPANY, INC.                                                                  8,253          313,201
                                                                                                      --------------
                                                                                                          1,337,480
                                                                                                      --------------

RETAIL STORES                                                                 6.9%
      AMAZON.COM, INC.                                                                      *4,242          302,455
      KOHL'S CORP.                                                                          *7,434          318,844
      NORDSTROM, INC.                                                                        6,890          224,614
      WAL-MART STORES, INC.                                                                 18,474          973,210
                                                                                                      --------------
                                                                                                          1,819,123
                                                                                                      --------------

TECHNOLOGY-SOFTWARE                                                           1.7%
      SALESFORCE.COM, INC.                                                                  *7,690          445,020
                                                                                                      --------------

TOBACCO                                                                       2.9%
      ALTRIA GROUP, INC.                                                                    10,419          231,302
      PHILIP MORRIS INTERNATIONAL                                                          *10,419          526,993
                                                                                                      --------------
                                                                                                            758,295
                                                                                                      --------------

TELECOMMUNICATIONS                                                            2.3%
      AT&T, INC.                                                                            11,752          450,102
      BROADCOM CORP. CL A                                                                   *8,600          165,722
                                                                                                      --------------
                                                                                                            615,824
                                                                                                      --------------

TOTAL COMMON STOCKS (Cost $24,472,490)                                                                   25,609,023
                                                                                                      --------------

WARRANTS - 0.1%                                                               0.1%
      RAYTHEON CO. WARRANTS, EXPIRES 6/16/11                                                   628           17,553
                                                                                                      --------------

TOTAL WARRANTS (Cost $0.00)                                                                                  17,553
                                                                                                      --------------

MUTUAL FUNDS - 2.0%                                                           2.0%
FINANCIAL SERVICES
      CONSUMER STAPLES SELECT SECTOR SPDR FUND                                              18,400          515,200
                                                                                                      --------------

TOTAL MUTUAL FUNDS (Cost $482,025)                                                                          515,200
                                                                                                      --------------

TOTAL INVESTMENTS - 100% (Cost $25,159,972)                                                             $26,347,233
                                                                                                      ==============


*Non-dividend producing as of March 31, 2008

ACTIVA Schedule of Investments
INTERNATIONAL FUND - 3/31/08 (Unaudited)

                                                                                       % OF         SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS         PAR VALUE             VALUE
--------------------                                                            -----------         ---------             -----
MONEY MARKET FUNDS - TAXABLE - 5.9%                                                    5.9%
CUSTODIAN CASH SWEEP
      NORTHERN INSTITUTIONAL DIV. ASSETS PORT. - U.S.                                               2,679,027         $2,679,027
                                                                                                                  ---------------

TOTAL MONEY MARKET FUNDS - TAXABLE (Cost $2,679,027)                                                                   2,679,027
                                                                                                                  ---------------

COMMON STOCKS - 94.1%
AEROSPACE                                                                              2.2%
      THALES SA - FRANCE                                                                               15,050            974,317
                                                                                                                  ---------------

ALUMINUM                                                                               3.5%
      TOYO SEIKAN KAISHA LTD. - JAPAN                                                                  32,800            623,022
      ALUMINA LTD. - AUSTRALIA                                                                        183,290            954,592
                                                                                                                  ---------------
                                                                                                                       1,577,614
                                                                                                                  ---------------

APPAREL                                                                                1.1%
      WACOAL HOLDINGS CORP. - JAPAN                                                                    33,000            487,748
                                                                                                                  ---------------

BANKING                                                                                1.2%
      SUMITOMO TRUST & BANKING - JAPAN                                                                 76,000            523,139
                                                                                                                  ---------------

BEVERAGES - FOREIGN                                                                    2.3%
      COCA-COLA WEST HOLDINGS CO. LTD. - JAPAN                                                         43,100          1,037,929
                                                                                                                  ---------------

BREWERY                                                                                2.2%
      KIRIN BREWERY CO. LTD. - JAPAN                                                                   53,000          1,002,458
                                                                                                                  ---------------

BUILDING PRODUCTS                                                                      1.3%
      JS GROUP CORP. - JAPAN                                                                          *38,500            578,311
                                                                                                                  ---------------

BUSINESS SERVICES                                                                      0.5%
      TOPPAN PRINTING - JAPAN                                                                          20,000            231,989
                                                                                                                  ---------------

CABLE TV                                                                               3.4%
      PREMIERE AG - GERMANY                                                                           *69,400          1,517,341
                                                                                                                  ---------------

COMMODITY CHEMICAL                                                                     2.4%
      DYNO NOBEL LTD. - AUSTRALIA                                                                     463,650          1,084,512
                                                                                                                  ---------------

COMPUTER STORAGE                                                                       3.5%
      GEMALTO - NETHERLANDS                                                                           *54,250          1,578,334
                                                                                                                  ---------------

CONSUMER GOODS & SERVICES                                                              5.9%
      FUJI PHOTO FILM - JAPAN                                                                          36,900          1,307,014
      MABUCHI  MOTOR CO. LTD. - JAPAN                                                                  14,100            680,524
      SEGA SAMMY HOLDINGS, INC. - JAPAN                                                                63,100            667,976
                                                                                                                  ---------------
                                                                                                                       2,655,514
                                                                                                                  ---------------

COSMETICS                                                                              1.8%
      SHISEIDO CORP. - JAPAN                                                                           30,000            793,197
                                                                                                                  ---------------

ELECTRIC UTILITY                                                                       2.2%

                                  Page 1 of 3


                                                                                       % OF         SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS         PAR VALUE             VALUE
--------------------                                                            -----------         ---------             -----
      CENTRAIS ELETRICAS BRASILEIRAS S.A. - BRAZIL                                                     31,500            456,690
      KOREA ELECTRIC POWER CORP. - SPON. ADR - KOREA                                                   36,000            541,440
                                                                                                                  ---------------
                                                                                                                         998,130
                                                                                                                  ---------------

ENERGY                                                                                 1.9%
      SUNCOR ENERGY, INC. - CANADA                                                                      9,090            875,822
                                                                                                                  ---------------

FINANCIAL SERVICES                                                                     2.8%
      PROMISE CO. LTD. - JAPAN                                                                          7,450            214,171
      TAKEFUJI CORP. - JAPAN                                                                           25,950            549,413
      UBS AG-REG - SWITZERLAND                                                                         17,500            504,000
                                                                                                                  ---------------
                                                                                                                       1,267,584
                                                                                                                  ---------------

FOREST PRODUCTS                                                                        1.8%
      EUR STORA ENSO OYJ 'R' SHRS - FINLAND                                                            71,050            819,890
                                                                                                                  ---------------

FOREIGN AGENCIES                                                                       1.3%
      OPTI CANADA, INC. - CANADA                                                                      *33,850            570,654
                                                                                                                  ---------------

GOLD (PRECIOUS METALS)                                                                 8.5%
      ANGLOGOLD ASHANTI-SPON ADR - SOUTH AFRICA                                                        52,000          1,765,920
      GOLD FIELDS LTD.-SPONS ADR - SOUTH AFRICA                                                        25,150            347,825
      GOLD FIELDS LTD. - SOUTH AFRICA                                                                  60,220            854,975
      LIHIR GOLD LTD. - PAPUA NEW GUINEA                                                              *66,150            216,984
      NEWCREST MINING LTD. - AUSTRALIA                                                                 12,800            390,275
      NOVAGOLD RESOURCES, INC. - CANADA                                                               *32,850            253,273
                                                                                                                  ---------------
                                                                                                                       3,829,252
                                                                                                                  ---------------

HOME BUILDERS                                                                          1.2%
      SEKISUI HOUSE LTD. - JAPAN                                                                       60,000            555,087
                                                                                                                  ---------------

INDUSTRIAL CONGLOMERATES (ENERGY)                                                      1.0%
      AREVA - CI - FRANCE                                                                                 420            456,817
                                                                                                                  ---------------

INSURANCE                                                                              1.5%
      MITSUI MARINE & FIRE - JAPAN                                                                     68,000            687,096
                                                                                                                  ---------------

MEDICAL EQUIPMENT & SUPPLIES                                                           2.9%
      ASTRAZENECA ADR - UNITED KINGDOM                                                                 17,200            653,428
      SANOFI-AVENTIS - FRANCE                                                                           8,600            645,132
                                                                                                                  ---------------
                                                                                                                       1,298,560
                                                                                                                  ---------------

METALS & MINING                                                                        5.1%
      LONMIN PLC - UNITED KINGDOM                                                                       3,800            231,576
      IVANHOE MINES LTD. - CANADA                                                                     *44,050            454,596
      NEWMONT MINING CORP. - U.S.                                                                      25,920          1,174,176
      APEX SILVER MINES LTD. - CAYMAN ISLANDS                                                         *37,680            456,682
                                                                                                                  ---------------
                                                                                                                       2,317,030
                                                                                                                  ---------------

OIL & GAS EXPLOR PROD & SER                                                            5.2%
      BP PLC - UNITED KINGDOM                                                                          75,250            764,551
      PETRO-CANADA - CANADA                                                                             8,550            371,156
      ROYAL DUTCH SHELL ADR-B - UNITED KINGDOM                                                         14,435            972,630
      SK TELECOM CO. LTD. ADR - KOREA                                                                  10,400            224,744
                                                                                                                  ---------------
                                                                                                                       2,333,081
                                                                                                                  ---------------

                                  Page 2 of 3


                                                                                       % OF         SHARES OR
SECURITY DESCRIPTION                                                            INVESTMENTS         PAR VALUE             VALUE
--------------------                                                            -----------         ---------             -----

PAPER PRODUCTS                                                                         0.9%
      UPM-KYMMENE OYJ - FINLAND                                                                       *23,400            416,532
                                                                                                                  ---------------

PETROLEUM-REFINING                                                                     4.3%
      ERG SPA - ITALY                                                                                  39,670            891,130
      NIPPON OIL CORP. - JAPAN                                                                        169,000          1,054,766
                                                                                                                  ---------------
                                                                                                                       1,945,896
                                                                                                                  ---------------

PRINTING & PUBLISHING                                                                  3.2%
      DAI NIPPON PRINTING CO. LTD. - JAPAN                                                             90,000          1,432,270
                                                                                                                  ---------------

PRECIOUS METALS                                                                        3.3%
      BARRICK GOLD CORP. - CANADA                                                                      33,963          1,475,692
                                                                                                                  ---------------

RETAIL STORES                                                                          1.6%
      SEVEN & I HOLDINGS COMPANY - JAPAN                                                               28,800            722,456
                                                                                                                  ---------------

TELECOMMUNICATIONS                                                                    14.1%
      CHUNGHWA TELECOM CO. ADR - TAIWAN                                                                13,896            361,574
      ERICSSON (LM) TEL-SP ADR - SWEDEN                                                                21,930            430,924
      KT CORP. - KOREA                                                                                 53,810          1,277,988
      ALCATEL-LUCENT - FRANCE                                                                         156,000            891,471
      NIPPON TELEGRAPH & TELEPHONE CORP. ADR - JAPAN                                                   87,250          1,891,580
      TELECOM ITALIA - ITALY                                                                          647,550          1,072,316
      BELGACOM SA - BELGIUM                                                                             9,650            427,301
                                                                                                                  ---------------
                                                                                                                       6,353,154
                                                                                                                  ---------------

TOTAL COMMON STOCKS (Cost $42,064,494)                                                                                42,397,406
                                                                                                                  ---------------

TOTAL INVESTMENTS - 100% (Cost $44,743,521)                                                                          $45,076,433
                                                                                                                  ===============


*Non-dividend producing as of March 31, 2008

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   April 29, 2008
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date   April 29, 2008
    -------------------------------------------------------------------

By (Signature and Title)*
                         ----------------------------------------------


Date
    -------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.